Property, Plant and Equipment (Schedule of Property Plant and Equipment) (Details) - USD ($)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 2,847,500,000		$ 2,203,100,000
Capitalized interest costs and AFUDC	200,000
Storage
Property, Plant and Equipment [Line Items]
Property, plant and equipment	874,200,000		882,000,000
Transmission
Property, Plant and Equipment [Line Items]
Property, plant and equipment	664,200,000		323,900,000
Plant under construction
Property, Plant and Equipment [Line Items]
Property, plant and equipment	1,273,000,000		972,300,000
General and other
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 36,100,000		$ 24,900,000
Predecessor
Property, Plant and Equipment [Line Items]
Capitalized interest costs and AFUDC		$ 0